CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2020
Critical Accounting Estimates And Judgements
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates and judgements that affect the amounts reported. It also requires management to exercise judgement in applying the Company’s accounting policies. These judgements and estimates are based on management’s best knowledge of the relevant facts and circumstances taking into account previous experience. Although the Company regularly reviews the estimates and judgements made that affect these financial statements, actual results may be materially different.

Significant estimates and judgements made by management relate to:

A.	Determination of a mineral property being sufficiently advanced

The Company follows a policy of capitalizing non-exploration related expenditures on properties it considers to be sufficiently advanced. Once a mineral property is determined to be sufficiently advanced, that determination is irrevocable and the capitalization policy continues to apply over the life of the property. In determining whether or not a mineral property is sufficiently advanced, management considers a number of factors, including, but not limited to: current uranium market conditions, the quality of resources identified, access to the resource, the suitability of the resource to current mining methods, ease of permitting, confidence in the jurisdiction in which the resource is located and mill processing complexity.

Many of these factors are subject to risks and uncertainties that can support a “sufficiently advanced” determination as at one point in time but not support it at another. The final determination requires significant judgment on the part of the Company’s management and directly impacts the carrying value of the Company’s mineral properties.

B.	Mineral property impairment reviews and impairment adjustments

Mineral properties are tested for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. When an indicator is identified, the Company determines the recoverable amount of the property, which is the higher of an asset’s fair value less costs of disposal or value in use. An impairment loss is recognized if the carrying value exceeds the recoverable amount. The recoverable amount of a mineral property may be determined by reference to estimated future operating results and discounted net cash flows, current market valuations of similar properties or a combination of the above. In undertaking this review, management of the Company is required to make significant estimates of, amongst other things: reserve and resource amounts, future production and sale volumes, forecast commodity prices, future operating, capital and reclamation costs to the end of the mine’s life and current market valuations from observable market data which may not be directly comparable. These estimates are subject to various risks and uncertainties, which may ultimately have an effect on the expected recoverable amount of a specific mineral property asset. Changes in these estimates could have a material impact on the carrying value of the mineral property amounts and the impairment losses recognized.

C.	Deferred revenue – pre-sold toll milling: classification

In February 2017, Denison closed an arrangement with Anglo Pacific Group PLC and its subsidiaries (the “APG Arrangement” and “APG” respectively – see note 11). Under the APG Arrangement, Denison monetized its right to receive future toll milling cash receipts from July 1, 2016 onwards from the MLJV under the current toll milling agreement with the CLJV for an upfront cash payment. The APG Arrangement consisted of a loan structure and a stream arrangement. Significant judgement was required to determine whether the APG Arrangement should be accounted for as a financial obligation (i.e. debt) or deferred revenue.

Key factors that support the deferred revenue conclusion reached by management include, but are not limited to: a) Limited recourse loan structure – amounts due to APG are generally repayable only to the extent of Denison’s share of the toll milling revenues earned by the MLJV from the processing of the first 215 million pounds of U3O8 from the Cigar Lake mine on or after July 1, 2016, under the terms of the current Cigar Lake toll milling agreement; and b) No warranty of the future rate of production - no warranty is provided by Denison to APG regarding the future rate of production at the Cigar Lake mine and / or the McClean Lake mill, or the amount and / or collectability of cash receipts to be received by the MLJV in respect of toll milling of Cigar Lake ore.

D.	Deferred revenue – pre-sold toll milling: revenue recognition

In February 2017, Denison closed the APG Arrangement and effectively monetized its right to receive specified future toll milling cash receipts from the MLJV related to the current toll milling agreement with the CLJV. In exchange, Denison received a net up-front payment of $39,980,000 which has been accounted for as a deferred revenue liability as at the transaction close date.

Under IFRS 15, the Company is required to recognize a revenue component and a financing component as it draws down the deferred revenue associated with the APG Arrangement over the life of the specified toll milling production included in the APG Arrangement. In estimating both of these components, the Company is required to make assumptions relating to the future toll milling production volume associated with Cigar Lake Phase 1 and 2 ore reserves and resources (to end of mine life) and estimates of the annual timing of that production. Changes in these estimates affect the underlying production profile, which in turn affects the average toll milling drawdown rate used to recognize revenue.

When the average toll milling drawdown rate is changed, the impact is reflected on a life-to-date production basis with a retroactive adjustment to revenue recorded in the current period. Going forward, each time the Company updates its estimates of the underlying production profile for the APG Arrangement (typically in the quarter that information relating to Cigar Lake uranium resource updates and / or production schedules becomes publicly available), retroactive adjustments to revenue will be recorded in the period that the revised estimate is determined – such adjustments, which are non-cash in nature, could be material.

E.	Deferred tax assets and liabilities

Deferred tax assets and liabilities are computed in respect of taxes that are based on taxable profit. Taxable profit will often differ from accounting profit and management may need to exercise judgement to determine whether some taxes are income taxes (and subject to deferred tax accounting) or operating expenses.

Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply when the temporary differences between accounting carrying values and tax basis are expected to be recovered or settled. The determination of the ability of the Company to utilize tax loss carry forwards and other deferred tax assets to offset deferred tax liabilities requires management to exercise judgment and make certain assumptions about the future performance of the Company. Management is required to assess whether it is “probable” that the Company will benefit from these prior losses and other deferred tax assets. Changes in economic conditions, commodity prices and other factors could result in revisions to the estimates of the benefits to be realized or the timing of utilizing the losses.

F.	Reclamation obligations

Asset retirement obligations are recorded as a liability when the asset is initially constructed or a constructive or legal obligation exists. The valuation of the liability typically involves identifying costs to be incurred in the future and discounting them to the present using an appropriate discount rate for the liability. The determination of future costs involves a number of estimates relating to timing, type of costs, mine closure plans, and review of potential methods and technical advancements. Furthermore, due to uncertainties concerning environmental remediation, the ultimate cost of the Company’s decommissioning liability could differ materially from amounts provided. The estimate of the Company’s obligation is subject to change due to amendments to applicable laws and regulations and as new information concerning the Company’s operations becomes available. The Company is not able to determine the impact on its financial position, if any, of environmental laws and regulations that may be enacted in the future.